Business Information - Schedule of Geographical Distribution of Revenues and Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 177,427	$ 122,844	$ 602,749	$ 329,841	$ 518,986	$ 533,297	$ 701,989
Assets	663,660		663,660		542,953	524,845
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	150,113	96,519	494,976	237,869	387,038	446,320	576,100
Assets	496,273		496,273		406,884	421,530
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,314	$ 26,325	107,773	$ 91,972	131,948	86,977	$ 125,889
Assets	$ 167,387		$ 167,387		$ 136,069	$ 103,315